VP Balanced Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Balanced Fund		VP BALANCED FUND, CLASS I	VP BALANCED FUND, CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.16%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.78%	1.03%
[1]	The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP BALANCED FUND, CLASS I	80	278	492	1,108
VP BALANCED FUND, CLASS II	105	356	626	1,397

VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Capital Appreciation Fund		VP CAPITAL APPRECIATION FUND, CLASS I	VP CAPITAL APPRECIATION FUND, CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		1.00%	1.15%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		0.96%	1.11%
[1]	The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Capital Appreciation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP CAPITAL APPRECIATION FUND, CLASS I	98	315	549	1,221
VP CAPITAL APPRECIATION FUND, CLASS II	113	362	630	1,394

VP Growth Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Growth Fund		VP GROWTH FUND, CLASS I	VP GROWTH FUND, CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)		0.83%	0.98%
[1]	The advisor has agreed to waive 0.18 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP GROWTH FUND, CLASS I	85	304	541	1,220
VP GROWTH FUND, CLASS II	100	351	622	1,393

VP International Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP International Fund		VP INTERNATIONAL FUND, CLASS I	VP INTERNATIONAL FUND, CLASS II
Management Fees (as a percentage of Assets)		1.35%	1.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.02%	0.02%
Expenses (as a percentage of Assets)		1.37%	1.52%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.33%)
Net Expenses (as a percentage of Assets)		1.04%	1.19%
[1]	The advisor has agreed to waive 0.33 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP International Fund | VP INTERNATIONAL FUND, CLASS I | USD ($)	106	402	719	1,617

VP Mid Cap Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Mid Cap Value Fund		VP MID CAP VALUE FUND, CLASS I	VP MID CAP VALUE FUND, CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)		0.85%	1.00%
[1]	The advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP MID CAP VALUE FUND, CLASS I	87	306	543	1,222
VP MID CAP VALUE FUND, CLASS II	102	353	624	1,394

VP Ultra Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Ultra Fund		VP ULTRA FUND, CLASS I	VP ULTRA FUND, CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.17%)	(0.17%)
Net Expenses (as a percentage of Assets)		0.84%	0.99%
[1]	The advisor has agreed to waive 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Ultra Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP ULTRA FUND, CLASS I	86	305	542	1,221
VP ULTRA FUND, CLASS II	101	352	623	1,394

VP Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2017 ■ Prospectus dated May 1, 2017

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Value Fund		VP VALUE FUND, CLASS I	VP VALUE FUND, CLASS II
Management Fees (as a percentage of Assets)		0.97%	0.87%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.98%	1.13%
Fee Waiver or Reimbursement	[1]	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.79%	0.94%
[1]	The advisor has agreed to waive 0.19 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP VALUE FUND, CLASS I	81	294	524	1,184
VP VALUE FUND, CLASS II	96	341	605	1,357